Related party transactions and balances (Narrative) (Details) ¥ in Thousands, $ in Thousands									1 Months Ended	12 Months Ended
	Jan. 21, 2016 CNY (¥) shares	Jan. 21, 2016 USD ($) shares	Nov. 20, 2015 CNY (¥) shares	Nov. 20, 2015 USD ($) shares	May 08, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	Dec. 15, 2014 CNY (¥) shares	Dec. 15, 2014 USD ($) shares	May 31, 2015 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares
Related Party Transaction [Line Items]
Proceeds from the private placement										¥ 3,275,835	$ 471,818	¥ 2,430,223	¥ 905,590
Private Placement [Member]
Related Party Transaction [Line Items]
Cash consideration of ordinary shares issued | ¥										3,275,835		3,104,514	¥ 891,513
Class A ordinary shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued			90,909,091	90,909,091	93,750,000	93,750,000	36,812,868	36,812,868
Proceeds from the private placement			¥ 3,279,000	$ 500,000	¥ 2,445,000	$ 400,000	¥ 905,792	$ 148
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued					65,625,000	65,625,000
Cash consideration of ordinary shares issued					¥ 1,528,200	$ 250,000
Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets | ¥					¥ 660,215
Ctrip [Member]
Related Party Transaction [Line Items]
Online platform and commission fees | ¥										54,800		¥ 3,500
Ctrip [Member] | Class A ordinary shares [Member] | Private placement concurrent with initial public offering [Member]
Related Party Transaction [Line Items]
Number of shares issued													5,000,000	5,000,000
Ctrip [Member] | Class A ordinary shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued									3,750,000				3,731,034	3,731,034
Proceeds from the private placement | $									$ 20,000					$ 15,000
JD [Member] | Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued					65,625,000	65,625,000
Cash consideration of ordinary shares issued					¥ 1,528,200	$ 250,000
JD [Member] | Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets | ¥					¥ 660,200
Estimated useful lives					5 years	5 years
HNA Tourism Holdings Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Payments to acquire air ticket										¥ 250,500	$ 36,100
HNA Tourism Holdings Group Co., Ltd [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction | $		$ 100,000
HNA Tourism Holdings Group Co., Ltd [Member] | Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued	90,909,091	90,909,091
Cash consideration of ordinary shares issued	¥ 3,279,000	$ 500,000